INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-MaxCyte Inc. (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments
Receipt from sales of equity investment		$ 33,891
MaxCyte Inc. | Level 1
Schedule of Investments
Fair value of additional equity interest			$ 3,900
Receipt from sales of equity investment	$ 2,500
Recognized (losses) or gains		$ (1,400)